Financial Assets and Financial Liabilities (Details) $ in Millions	1 Months Ended
	Feb. 28, 2025 USD ($) shares	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Financial Assets and Financial Liabilities [Line Items]
Prefunded warrants shares (in Shares) | shares	6,750,000
Fair value of the warrants (in Dollars) | $	$ 4.5
Fair value of current and non-current financial assets		€ 40,400,000	€ 42,600,000
Current and non-current financial assets			37,600,000
Trade and other payables		9,946,234	€ 11,549,150
Bottom of Range [Member]
Financial Assets and Financial Liabilities [Line Items]
Current and non-current financial assets		3,700,000
Trade and other payables		1,600,000
Top of Range [Member]
Financial Assets and Financial Liabilities [Line Items]
Current and non-current financial assets		41,200,000
Trade and other payables		€ 9,900,000